PRIVATE PLACEMENT (Details) - Private placement	Aug. 10, 2021 USD ($) $ / shares shares
PRIVATE PLACEMENT
Number of shares per unit	$ 1
Number of warrants per unit	$ 0.50
Private placement warrants
PRIVATE PLACEMENT
Number of shares per warrant | shares	1
Price of warrants	$ 10.00
Aggregate purchase price | $	$ 4,615,000
Exercise price of warrant (in dollars per share)	$ 11.50